Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue [Abstract]
REVENUE

NOTE 10 – REVENUE

Disaggregation of Revenue

The following tables illustrates the disaggregation of revenue by similar products:

For the nine months ended:

(in thousands)

	September 30, 2024	September 30, 2023
TPA services	$21,504	$28,213
Captive insurance	78	235
Total	$21,582	$28,448

For the three months ended:

(in thousands)

	September 30, 2024	September 30, 2023
TPA services	$6,984	$8,639
Captive insurance	24	90
Total	$7,008	$8,729

NOTE 10 – REVENUE

Disaggregation of Revenue

The following tables illustrates the disaggregation of revenue by similar products:

	December 31, 2023	December 31, 2022
Third Party Administrator services	$36,829,145	$24,341,874
Captive insurance	325,905	—
Total	$37,155,050	$24,341,874